Financial Instruments - Summary of Sensitivity Analysis of Fair Value Measurement To Changes In Unobservable Inputs, Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
USD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	$ 14,019
Earnings before income taxes	(9,633)
AUD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	908
Earnings before income taxes
BRL
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	221
Earnings before income taxes